Income Tax Expense - Schedule of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	₩ (4,323)
Deferred tax liability (asset) end of period	(5,473)	₩ (4,323)
Deferred tax assets, start of period	5,617	5,952
Increase (decrease)	1,592	(335)
Deferred tax assets, end of period	7,209	5,617
Deferred tax liabilities, start of period	(1,294)	(2,382)
Increase (decrease)	(442)	1,088
Deferred tax liabilities, end of period	(1,736)	(1,294)
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	177	51
Increase (decrease)	(105)	126
Deferred tax liability (asset) end of period	72	177
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	83	665
Increase (decrease)	127	(582)
Deferred tax liability (asset) end of period	210	83
Other non-current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	14	25
Increase (decrease)	29	(11)
Deferred tax liability (asset) end of period	43	14
Accounts payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	1,770	1,518
Increase (decrease)	411	252
Deferred tax liability (asset) end of period	2,181	1,770
Accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	311	282
Increase (decrease)	168	29
Deferred tax liability (asset) end of period	479	311
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	82	355
Increase (decrease)	404	(273)
Deferred tax liability (asset) end of period	486	82
Allowance for doubtful account
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	57	1,179
Increase (decrease)	33	(1,122)
Deferred tax liability (asset) end of period	90	57
Other non-current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	78	82
Increase (decrease)	7	(4)
Deferred tax liability (asset) end of period	85	78
Lease
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	(16)	(38)
Increase (decrease)	2	22
Deferred tax liability (asset) end of period	(14)	(16)
Investments in subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	(1,198)	(2,368)
Increase (decrease)	(538)	1,170
Deferred tax liability (asset) end of period	(1,736)	(1,198)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	(261)	882
Increase (decrease)	594	(1,143)
Deferred tax liability (asset) end of period	333	(261)
Sub Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	1,097	2,633
Increase (decrease)	1,132	(1,536)
Deferred tax liability (asset) end of period	2,229	1,097
Deferred tax due to carry-forward losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	1,149	701
Increase (decrease)	(862)	448
Deferred tax liability (asset) end of period	287	1,149
Deferred tax due to tax credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	2,078	236
Increase (decrease)	879	1,842
Deferred tax liability (asset) end of period	₩ 2,957	₩ 2,078